Note 10 - Stock Incentive Plan (Details Textual)										7 Months Ended	12 Months Ended
	Nov. 16, 2020 shares	Nov. 05, 2020 shares	Nov. 04, 2019 shares	Jul. 01, 2019 shares	Nov. 21, 2018 shares	Nov. 01, 2018 shares	Nov. 02, 2017 shares	Nov. 03, 2016 shares	Jul. 31, 2014 shares	Dec. 31, 2018 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	May 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)										25,090	44,900	24,710
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)											1,314
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares											$ 9.36
Share-based Payment Arrangement, Expense | $											$ 245,922	$ 184,799	$ 137,517
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)											1,314	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares											$ 10.14
The 2014 Plan and May 2018 Plan [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $											$ 241,602
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)											327 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $											$ 193,070
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)									2,500,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)									10 years
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member]
Number of Shares of Subsidiary Convert to Each Parent Share									5
Number of Key People Issued Awards								19
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)						8,208		82,080
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				11,540		4,805	57,700	48,048
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				8,514		3,403	42,570	34,032
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				20,054			100,270
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
May 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)														150,000
May 2018 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards		15	17		18
May 2018 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	14,434	27,100	13,940
May 2018 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	10,656	17,800	10,770
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					25,090
Number of Key People Issued Awards							18
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			24,710
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		44,900
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%